Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Instruments by Category

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Financial assets
Available-for-sale financial assets	9,960	20,890	705
Loans and receivables (including cash and cash equivalents, other financial assets, accounts and notes receivable, other receivables and refundable deposits)	11,862,621	12,204,292	411,751

	11,872,581	12,225,182	412,456

Financial liabilities
Financial liabilities at amortized cost (including bank loans, accounts payable, payables to contractors and equipment suppliers, lease payable, other payables and guarantee deposits)	13,579,473	14,024,304	473,155